Common Shares - Stock and securities repurchase program (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2017 USD ($) security	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	May 31, 2015 USD ($)
Disclosure of classes of share capital [line items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.01
Common stock and Preference shares [member]
Disclosure of classes of share capital [line items]
Shares authorized (in shares)			425,000,000
Common stock [member]
Disclosure of classes of share capital [line items]
Common shares held in treasury		49,980,592	49,980,592
Shares authorized (in shares)		400,000,000	400,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01
Common stock, shares outstanding (in shares)		174,629,755	326,507,544
Preference shares [member]
Disclosure of classes of share capital [line items]
Shares authorized (in shares)			25,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.01
2015 Securities Repurchase Program [Member] | Common stock [member]
Disclosure of classes of share capital [line items]
Authorized amount of share repurchase | $				$ 250.0
Entity's shares acquired (in shares)		2,956,760
Common stock, par value (in dollars per share) | $ / shares		$ 5.58
Stock buyback program, remaining authorized amount | $			$ 147.1
Senior Notes due 2017 [Member] | 2015 Securities Repurchase Program [Member]
Disclosure of classes of share capital [line items]
Borrowings, number of securities repurchased | security	250,419
Acquired principal amount of convertible notes | $	$ 6.3
Convertible Notes [Member] | 2015 Securities Repurchase Program [Member]
Disclosure of classes of share capital [line items]
Acquired principal amount of convertible notes | $		$ 10.0
Conversion ratio		0.83928